Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Prepayments and Other Current Assets

			December 31,
	Note		2018	2019
			RMB	RMB
Amounts due from China Telecom Group			1,035	1,233
Amounts due from China Tower (See definition in Note 14)			293	192
Amounts due from other telecommunications operators in the PRC			333	352
Prepayments in connection with construction work and equipment purchases			2,752	3,352
Prepaid expenses and deposits			3,628	2,993
Value-added tax recoverable			8,618	8,803
Other receivables	(i	)	6,960	5,294

			23,619	22,219

Note:
(i)
Other receivables as of December 31, 2018 include the unpaid remaining consideration of the contribution from non-controlling
interest of a subsidiary of the Group amounting to RMB90, which was received in January 2019.